THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.6%

	Shares	Value

AUSTRALIA — 7.8%
Australia & New Zealand Banking Group	90,000	$1,629,166
CSL	12,000	2,500,155
Newcrest Mining	80,000	1,524,110

		5,653,431

FRANCE — 8.8%
AXA	45,000	998,939
BNP Paribas	22,000	1,059,856
Capgemini	16,000	2,315,726
Faurecia	25,000	1,311,771
TechnipFMC	64,000	693,511

		6,379,803

GERMANY — 6.8%
Allianz	10,000	2,259,482
Merck KGaA	16,000	2,666,313

		4,925,795

HONG KONG — 3.8%
New World Development	600,000	2,781,858

ISRAEL — 2.6%
Teva Pharmaceutical Industries ADR *	164,000	1,931,920

ITALY — 2.4%
Intesa Sanpaolo	440,000	961,223
Tenaris	100,000	776,910

		1,738,133

JAPAN — 26.1%
Astellas Pharma	155,000	2,512,116
Daiwa House Industry	52,400	1,482,843
Denso	39,960	2,218,595
KDDI	55,000	1,614,205
Komatsu	77,400	2,123,213
Kubota	100,500	2,209,356
Kuraray	129,000	1,380,969
Mitsubishi UFJ Financial Group	516,000	2,316,974
Sankyu	54,500	2,046,464
Seven & I Holdings	30,000	1,136,021

		19,040,756

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SINGAPORE — 2.7%
DBS Group Holdings	105,000	$1,989,643

SPAIN — 6.1%
Banco Santander	199,130	583,110
Industria de Diseno Textil	65,000	1,930,648
Red Electrica	100,000	1,900,758

		4,414,516

SWEDEN — 3.6%
Nordea Bank Abp	130,000	1,057,745
Volvo, Cl B	65,000	1,607,494

		2,665,239

SWITZERLAND — 10.6%
Alcon	32,000	2,287,586
LafargeHolcim	25,000	1,353,326
Novartis	23,000	2,080,374
Zurich Insurance Group	5,000	1,997,070

		7,718,356

TAIWAN — 5.8%
Hon Hai Precision Industry	600,000	2,383,547
Taiwan Semiconductor Manufacturing ADR	15,000	1,822,800

		4,206,347

UNITED KINGDOM — 11.5%
Diageo	65,000	2,625,339
Glencore	225,000	758,416
National Express Group	475,000	1,630,846
Royal Dutch Shell, Cl B	45,000	787,118
Standard Chartered	250,000	1,523,459
WPP	100,000	1,047,406

		8,372,584

TOTAL COMMON STOCK
(Cost $48,233,398)		71,818,381

TOTAL INVESTMENTS — 98.6%
(Cost $48,233,398)		$71,818,381

Percentages are based on Net Assets of $72,820,292.

*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of January 31, 2021.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2021 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

The following is a list of inputs used as of January 31, 2021 in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$5,653,431	$—	$5,653,431
France	—	6,379,803	—	6,379,803
Germany	—	4,925,795	—	4,925,795
Hong Kong	—	2,781,858	—	2,781,858
Israel	1,931,920	—	—	1,931,920
Italy	—	1,738,133	—	1,738,133
Japan	—	19,040,756	—	19,040,756
Singapore	—	1,989,643	—	1,989,643
Spain	—	4,414,516	—	4,414,516
Sweden	—	2,665,239	—	2,665,239
Switzerland	—	7,718,356	—	7,718,356
Taiwan	1,822,800	2,383,547	—	4,206,347
United Kingdom	—	8,372,584	—	8,372,584

Total Common Stock	3,754,720	68,063,661	—	71,818,381

Total Investments in Securities	$3,754,720	$68,063,661	$—	$71,818,381

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For Information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financials statements.

CSM-QH-001-3500

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